Lease (Details) - USD ($)	Aug. 31, 2023	Nov. 30, 2022
Lease
Operating Lease Right-of-use Asset	$ 37,801	$ 151,471
Current Operating Lease Liability	43,058	165,441
Total Lease Liability	$ 43,058	$ 165,441